Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000241066 [Member] | Charlotte Mecklenburg Hospital Authority The Carolinas Health Care Systems Series 2007 Ref VRD RB 3 95 01 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000241066 [Member] | Polk County of FL Industrial Development Authority Carpenter s Home Estates Series 2019 Ref IDR 5 00 01 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000241066 [Member] | Hamilton County of OH TriHealth Inc Obligated Series 2021 Ref VRD RB 3 95 08 15 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.83%
C000241066 [Member] | Minnesota State of Higher Education Facilities Authority Bethel University Series 2017 Ref RB 5 00 05 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000241066 [Member] | New Hampshire Health and Education Facilities Authority Act Series 2015 Ref RB 5 00 07 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
C000241066 [Member] | Capital Trust Agency Inc Advantage Academy of Hillsborough Series 2019 RB 5 00 12 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000241066 [Member] | Kentucky Commonwealth of Public Energy Authority Series 2024 A RB 5 00 07 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241066 [Member] | New Hampshire State of Business Finance Authority Vista The Series 2019 A RB 5 25 07 01 2039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000241066 [Member] | Pennsylvania Commonwealth of Public School Building Authority Philadelphia School District Series 2016 Ref RB 5 00 06 01 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000241066 [Member] | Massachusetts Commonwealth of Development Finance Agency Brown University Series 2025 RB 5 25 08 15 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
C000241066 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000241066 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	91.60%
C000241066 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000241066 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000084366 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[1]
C000084366 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[1]
C000084366 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[1]
C000084366 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[1]
C000084366 [Member] | U S Treasury Notes 4 00 07 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[1]
C000084366 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[1]
C000084366 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[1]
C000084366 [Member] | U S Treasury Notes 3 88 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[1]
C000084366 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[1]
C000084366 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000084366 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000084366 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084366 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000084366 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084366 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084368 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[2]
C000084368 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[2]
C000084368 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[2]
C000084368 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[2]
C000084368 [Member] | U S Treasury Notes 4 00 07 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[2]
C000084368 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[2]
C000084368 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[2]
C000084368 [Member] | U S Treasury Notes 3 88 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[2]
C000084368 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[2]
C000084368 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000084368 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000084368 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084368 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000084368 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084368 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084371 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[3]
C000084371 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[3]
C000084371 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[3]
C000084371 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[3]
C000084371 [Member] | U S Treasury Notes 4 00 07 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[3]
C000084371 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[3]
C000084371 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[3]
C000084371 [Member] | U S Treasury Notes 3 88 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[3]
C000084371 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[3]
C000084371 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000084371 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000084371 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084371 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000084371 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084371 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084369 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[4]
C000084369 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[4]
C000084369 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[4]
C000084369 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[4]
C000084369 [Member] | U S Treasury Notes 4 00 07 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[4]
C000084369 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[4]
C000084369 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[4]
C000084369 [Member] | U S Treasury Notes 3 88 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[4]
C000084369 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[4]
C000084369 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000084369 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000084369 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084369 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000084369 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084369 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084370 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[5]
C000084370 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[5]
C000084370 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[5]
C000084370 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[5]
C000084370 [Member] | U S Treasury Notes 4 00 07 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[5]
C000084370 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[5]
C000084370 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[5]
C000084370 [Member] | U S Treasury Notes 3 88 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[5]
C000084370 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[5]
C000084370 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000084370 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000084370 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000084370 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000084370 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000084370 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084423 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[6]
C000084423 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[6]
C000084423 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[6]
C000084423 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[6]
C000084423 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[6]
C000084423 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[6]
C000084423 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[6]
C000084423 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[6]
C000084423 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[6]
C000084423 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[6]
C000084423 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084423 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000084423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084423 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000084423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084423 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000084423 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000188891 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[7]
C000188891 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[7]
C000188891 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[7]
C000188891 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[7]
C000188891 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[7]
C000188891 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[7]
C000188891 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[7]
C000188891 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[7]
C000188891 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[7]
C000188891 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[7]
C000188891 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000188891 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000188891 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000188891 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000188891 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000188891 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000188891 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000188891 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000188891 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000188891 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000188891 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084420 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[8]
C000084420 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[8]
C000084420 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[8]
C000084420 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[8]
C000084420 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[8]
C000084420 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[8]
C000084420 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[8]
C000084420 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[8]
C000084420 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[8]
C000084420 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[8]
C000084420 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084420 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084420 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000084420 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084420 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084420 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000084420 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084420 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084420 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084420 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000084420 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000084422 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[9]
C000084422 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.71%	[9]
C000084422 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.18%	[9]
C000084422 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[9]
C000084422 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[9]
C000084422 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[9]
C000084422 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[9]
C000084422 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[9]
C000084422 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[9]
C000084422 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[9]
C000084422 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000084422 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000084422 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000084422 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084422 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084422 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000084422 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000084422 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084422 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000084422 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000084422 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209156 [Member] | Bristol Warren Regional School District Series 2025 GO Notes 5 00 06 04 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209156 [Member] | New York State of NY Housing Development Corp Green Bonds Series 2022 B 2 RB 3 40 12 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209156 [Member] | Tender Option Bond Trust Receipts Certificates Series 2023 VRD RB 2 67 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000209156 [Member] | New York City of NY Municipal Water Finance Authority Series 2016 BB VRD RB 4 00 06 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000209156 [Member] | Black Belt Energy Gas District The No 4 Series 2019 A 1 RB 4 00 12 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000209156 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000209156 [Member] | Tennessee Energy Acquisition Corp Series 2018 RB 4 00 11 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000209156 [Member] | New York City of NY Series 2012 VRD GO Bonds 2 30 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000209156 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000209156 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000209156 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000209156 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%
C000209156 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000209156 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000209154 [Member] | Bristol Warren Regional School District Series 2025 GO Notes 5 00 06 04 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209154 [Member] | New York State of NY Housing Development Corp Green Bonds Series 2022 B 2 RB 3 40 12 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209154 [Member] | Tender Option Bond Trust Receipts Certificates Series 2023 VRD RB 2 67 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000209154 [Member] | New York City of NY Municipal Water Finance Authority Series 2016 BB VRD RB 4 00 06 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000209154 [Member] | Black Belt Energy Gas District The No 4 Series 2019 A 1 RB 4 00 12 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000209154 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000209154 [Member] | Tennessee Energy Acquisition Corp Series 2018 RB 4 00 11 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000209154 [Member] | New York City of NY Series 2012 VRD GO Bonds 2 30 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000209154 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000209154 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000209154 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000209154 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%
C000209154 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000209154 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000209155 [Member] | Bristol Warren Regional School District Series 2025 GO Notes 5 00 06 04 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209155 [Member] | New York State of NY Housing Development Corp Green Bonds Series 2022 B 2 RB 3 40 12 22 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000209155 [Member] | Tender Option Bond Trust Receipts Certificates Series 2023 VRD RB 2 67 05 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000209155 [Member] | New York City of NY Municipal Water Finance Authority Series 2016 BB VRD RB 4 00 06 15 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000209155 [Member] | Black Belt Energy Gas District The No 4 Series 2019 A 1 RB 4 00 12 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000209155 [Member] | New York Transportation Development Corp American Airlines Inc John F Kennedy International Airport Series 2016 Ref RB 5 00 08 01 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000209155 [Member] | Tennessee Energy Acquisition Corp Series 2018 RB 4 00 11 01 2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000209155 [Member] | New York City of NY Series 2012 VRD GO Bonds 2 30 04 01 2042 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000209155 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000209155 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000209155 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000209155 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	71.40%
C000209155 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000209155 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000209179 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[10]
C000209179 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[10]
C000209179 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[10]
C000209179 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[10]
C000209179 [Member] | StepStone Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[10]
C000209179 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[10]
C000209179 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[10]
C000209179 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[10]
C000209179 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[10]
C000209179 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[10]
C000209179 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209179 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000209179 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209179 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000209179 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209179 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209179 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000209179 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209179 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209175 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[11]
C000209175 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[11]
C000209175 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[11]
C000209175 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[11]
C000209175 [Member] | StepStone Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[11]
C000209175 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[11]
C000209175 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[11]
C000209175 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[11]
C000209175 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[11]
C000209175 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[11]
C000209175 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209175 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000209175 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209175 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000209175 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209175 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209175 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000209175 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209175 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209177 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[12]
C000209177 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[12]
C000209177 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[12]
C000209177 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[12]
C000209177 [Member] | StepStone Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[12]
C000209177 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[12]
C000209177 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[12]
C000209177 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[12]
C000209177 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[12]
C000209177 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[12]
C000209177 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209177 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000209177 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209177 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000209177 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209177 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209177 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000209177 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209177 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209176 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[13]
C000209176 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[13]
C000209176 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[13]
C000209176 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[13]
C000209176 [Member] | StepStone Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[13]
C000209176 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[13]
C000209176 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[13]
C000209176 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[13]
C000209176 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[13]
C000209176 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[13]
C000209176 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209176 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000209176 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209176 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000209176 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209176 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209176 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000209176 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209176 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209180 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[14]
C000209180 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[14]
C000209180 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[14]
C000209180 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[14]
C000209180 [Member] | StepStone Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[14]
C000209180 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[14]
C000209180 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[14]
C000209180 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[14]
C000209180 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[14]
C000209180 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[14]
C000209180 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209180 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000209180 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209180 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000209180 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209180 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209180 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000209180 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209180 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209178 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[15]
C000209178 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%	[15]
C000209178 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%	[15]
C000209178 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%	[15]
C000209178 [Member] | StepStone Group Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[15]
C000209178 [Member] | Sterling Infrastructure Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[15]
C000209178 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%	[15]
C000209178 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%	[15]
C000209178 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[15]
C000209178 [Member] | Evercore Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%	[15]
C000209178 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000209178 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000209178 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209178 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000209178 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209178 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209178 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000209178 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209178 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000209157 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[16]
C000209157 [Member] | Monitronics International Inc DIP Term Loan A 12 06 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[16]
C000209157 [Member] | Spin Holdco Inc Term Loan 8 58 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[16]
C000209157 [Member] | Crown Finance US Inc First Lien Term Loan 8 85 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[16]
C000209157 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[16]
C000209157 [Member] | Trinseo Materials Operating S C A Term Loan B 12 82 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[16]
C000209157 [Member] | Cengage Learning Inc Term Loan B 7 82 03 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[16]
C000209157 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan B 6 58 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[16]
C000209157 [Member] | Numericable SFR S A Term Loan B 12 10 19 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[16]
C000209157 [Member] | Deerfield Dakota Holding Corp First Lien Term Loan 8 05 04 09 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[16]
C000209157 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[17]
C000209157 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[17]
C000209157 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[17]
C000209157 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[17]
C000209157 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[17]
C000209157 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[17]
C000209157 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[17]
C000209157 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[17]
C000209157 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[17]
C000209157 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[17]
C000209157 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[17]
C000209157 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[17]
C000209157 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[17]
C000209157 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[17]
C000209157 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[17]
C000209158 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[18]
C000209158 [Member] | Monitronics International Inc DIP Term Loan A 12 06 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[18]
C000209158 [Member] | Spin Holdco Inc Term Loan 8 58 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[18]
C000209158 [Member] | Crown Finance US Inc First Lien Term Loan 8 85 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[18]
C000209158 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[18]
C000209158 [Member] | Trinseo Materials Operating S C A Term Loan B 12 82 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[18]
C000209158 [Member] | Cengage Learning Inc Term Loan B 7 82 03 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[18]
C000209158 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan B 6 58 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[18]
C000209158 [Member] | Numericable SFR S A Term Loan B 12 10 19 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[18]
C000209158 [Member] | Deerfield Dakota Holding Corp First Lien Term Loan 8 05 04 09 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[18]
C000209158 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[19]
C000209158 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[19]
C000209158 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[19]
C000209158 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[19]
C000209158 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[19]
C000209158 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[19]
C000209158 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[19]
C000209158 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[19]
C000209158 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[19]
C000209158 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[19]
C000209158 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[19]
C000209158 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[19]
C000209158 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[19]
C000209158 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[19]
C000209158 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[19]
C000209159 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[20]
C000209159 [Member] | Monitronics International Inc DIP Term Loan A 12 06 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[20]
C000209159 [Member] | Spin Holdco Inc Term Loan 8 58 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[20]
C000209159 [Member] | Crown Finance US Inc First Lien Term Loan 8 85 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[20]
C000209159 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[20]
C000209159 [Member] | Trinseo Materials Operating S C A Term Loan B 12 82 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[20]
C000209159 [Member] | Cengage Learning Inc Term Loan B 7 82 03 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[20]
C000209159 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan B 6 58 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[20]
C000209159 [Member] | Numericable SFR S A Term Loan B 12 10 19 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[20]
C000209159 [Member] | Deerfield Dakota Holding Corp First Lien Term Loan 8 05 04 09 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[20]
C000209159 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[21]
C000209159 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[21]
C000209159 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[21]
C000209159 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[21]
C000209159 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[21]
C000209159 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[21]
C000209159 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[21]
C000209159 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[21]
C000209159 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[21]
C000209159 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[21]
C000209159 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[21]
C000209159 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[21]
C000209159 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[21]
C000209159 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[21]
C000209159 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[21]
C000209160 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[22]
C000209160 [Member] | Monitronics International Inc DIP Term Loan A 12 06 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[22]
C000209160 [Member] | Spin Holdco Inc Term Loan 8 58 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[22]
C000209160 [Member] | Crown Finance US Inc First Lien Term Loan 8 85 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[22]
C000209160 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[22]
C000209160 [Member] | Trinseo Materials Operating S C A Term Loan B 12 82 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[22]
C000209160 [Member] | Cengage Learning Inc Term Loan B 7 82 03 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[22]
C000209160 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan B 6 58 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[22]
C000209160 [Member] | Numericable SFR S A Term Loan B 12 10 19 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[22]
C000209160 [Member] | Deerfield Dakota Holding Corp First Lien Term Loan 8 05 04 09 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[22]
C000209160 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[23]
C000209160 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[23]
C000209160 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[23]
C000209160 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[23]
C000209160 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[23]
C000209160 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[23]
C000209160 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[23]
C000209160 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[23]
C000209160 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[23]
C000209160 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[23]
C000209160 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[23]
C000209160 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[23]
C000209160 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[23]
C000209160 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[23]
C000209160 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[23]
C000209161 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[24]
C000209161 [Member] | Monitronics International Inc DIP Term Loan A 12 06 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[24]
C000209161 [Member] | Spin Holdco Inc Term Loan 8 58 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[24]
C000209161 [Member] | Crown Finance US Inc First Lien Term Loan 8 85 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[24]
C000209161 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[24]
C000209161 [Member] | Trinseo Materials Operating S C A Term Loan B 12 82 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[24]
C000209161 [Member] | Cengage Learning Inc Term Loan B 7 82 03 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[24]
C000209161 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan B 6 58 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[24]
C000209161 [Member] | Numericable SFR S A Term Loan B 12 10 19 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[24]
C000209161 [Member] | Deerfield Dakota Holding Corp First Lien Term Loan 8 05 04 09 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[24]
C000209161 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[25]
C000209161 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[25]
C000209161 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[25]
C000209161 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[25]
C000209161 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[25]
C000209161 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[25]
C000209161 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[25]
C000209161 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[25]
C000209161 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[25]
C000209161 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[25]
C000209161 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[25]
C000209161 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[25]
C000209161 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[25]
C000209161 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[25]
C000209161 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[25]
C000209162 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[26]
C000209162 [Member] | Monitronics International Inc DIP Term Loan A 12 06 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[26]
C000209162 [Member] | Spin Holdco Inc Term Loan 8 58 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[26]
C000209162 [Member] | Crown Finance US Inc First Lien Term Loan 8 85 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[26]
C000209162 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[26]
C000209162 [Member] | Trinseo Materials Operating S C A Term Loan B 12 82 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[26]
C000209162 [Member] | Cengage Learning Inc Term Loan B 7 82 03 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[26]
C000209162 [Member] | AAdvantage Loyality IP Ltd American Airlines Inc Term Loan B 6 58 04 20 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[26]
C000209162 [Member] | Numericable SFR S A Term Loan B 12 10 19 01 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[26]
C000209162 [Member] | Deerfield Dakota Holding Corp First Lien Term Loan 8 05 04 09 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[26]
C000209162 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[27]
C000209162 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[27]
C000209162 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[27]
C000209162 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[27]
C000209162 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[27]
C000209162 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[27]
C000209162 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[27]
C000209162 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[27]
C000209162 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[27]
C000209162 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[27]
C000209162 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[27]
C000209162 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[27]
C000209162 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[27]
C000209162 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[27]
C000209162 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[27]
C000021879 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[28]
C000021879 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[28]
C000021879 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[28]
C000021879 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[28]
C000021879 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[28]
C000021879 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[28]
C000021879 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[28]
C000021879 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[28]
C000021879 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[28]
C000021879 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[28]
C000021879 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021879 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021879 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021879 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021879 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000021879 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021879 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021879 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021879 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000021879 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000021881 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[29]
C000021881 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[29]
C000021881 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[29]
C000021881 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[29]
C000021881 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[29]
C000021881 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[29]
C000021881 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[29]
C000021881 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[29]
C000021881 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[29]
C000021881 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[29]
C000021881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000021881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021881 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000021881 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000021882 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[30]
C000021882 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[30]
C000021882 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[30]
C000021882 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[30]
C000021882 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[30]
C000021882 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[30]
C000021882 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[30]
C000021882 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[30]
C000021882 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[30]
C000021882 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[30]
C000021882 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021882 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021882 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021882 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021882 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000021882 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021882 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021882 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021882 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000021882 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000071346 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[31]
C000071346 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[31]
C000071346 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[31]
C000071346 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[31]
C000071346 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[31]
C000071346 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[31]
C000071346 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[31]
C000071346 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[31]
C000071346 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[31]
C000071346 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[31]
C000071346 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000071346 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000071346 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000071346 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000071346 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000071346 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000071346 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071346 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000071346 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000071346 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000057286 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[32]
C000057286 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[32]
C000057286 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[32]
C000057286 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[32]
C000057286 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[32]
C000057286 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[32]
C000057286 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[32]
C000057286 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[32]
C000057286 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[32]
C000057286 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[32]
C000057286 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000057286 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000057286 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000057286 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000057286 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000057286 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000057286 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000057286 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000057286 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000057286 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000021883 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[33]
C000021883 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[33]
C000021883 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[33]
C000021883 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[33]
C000021883 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[33]
C000021883 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[33]
C000021883 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[33]
C000021883 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[33]
C000021883 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[33]
C000021883 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[33]
C000021883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000021883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000021883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000021883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021883 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000021883 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000188888 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.03%	[34]
C000188888 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[34]
C000188888 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%	[34]
C000188888 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[34]
C000188888 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[34]
C000188888 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[34]
C000188888 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%	[34]
C000188888 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[34]
C000188888 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[34]
C000188888 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%	[34]
C000188888 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000188888 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000188888 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000188888 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000188888 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000188888 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000188888 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000188888 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000188888 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000188888 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000120775 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[35]
C000120775 [Member] | Monitronics International Inc DIP Term Loan A 12 06 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[35]
C000120775 [Member] | Spin Holdco Inc Term Loan 8 58 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[35]
C000120775 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[35]
C000120775 [Member] | Crown Finance US Inc First Lien Term Loan 8 85 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[35]
C000120775 [Member] | First Student Bidco Inc Term Loan B 6 71 08 21 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[35]
C000120775 [Member] | V Global Holdings LLC Term Loan 10 14 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[35]
C000120775 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[35]
C000120775 [Member] | Trinseo Materials Operating S C A Term Loan B 12 82 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[35]
C000120775 [Member] | Cengage Learning Inc Term Loan B 7 82 03 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[35]
C000120775 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[36]
C000120775 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[36]
C000120775 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[36]
C000120775 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[36]
C000120775 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[36]
C000120775 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[36]
C000120775 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[36]
C000120775 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[36]
C000120775 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[36]
C000120775 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[36]
C000120775 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[36]
C000120775 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[36]
C000120775 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[36]
C000120775 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[36]
C000120775 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[36]
C000032268 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[37]
C000032268 [Member] | Monitronics International Inc DIP Term Loan A 12 06 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[37]
C000032268 [Member] | Spin Holdco Inc Term Loan 8 58 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[37]
C000032268 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[37]
C000032268 [Member] | Crown Finance US Inc First Lien Term Loan 8 85 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[37]
C000032268 [Member] | First Student Bidco Inc Term Loan B 6 71 08 21 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[37]
C000032268 [Member] | V Global Holdings LLC Term Loan 10 14 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[37]
C000032268 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[37]
C000032268 [Member] | Trinseo Materials Operating S C A Term Loan B 12 82 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[37]
C000032268 [Member] | Cengage Learning Inc Term Loan B 7 82 03 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[37]
C000032268 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[38]
C000032268 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[38]
C000032268 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[38]
C000032268 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[38]
C000032268 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[38]
C000032268 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[38]
C000032268 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[38]
C000032268 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[38]
C000032268 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[38]
C000032268 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[38]
C000032268 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[38]
C000032268 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[38]
C000032268 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[38]
C000032268 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[38]
C000032268 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[38]
C000071348 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[39]
C000071348 [Member] | Monitronics International Inc DIP Term Loan A 12 06 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[39]
C000071348 [Member] | Spin Holdco Inc Term Loan 8 58 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[39]
C000071348 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[39]
C000071348 [Member] | Crown Finance US Inc First Lien Term Loan 8 85 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[39]
C000071348 [Member] | First Student Bidco Inc Term Loan B 6 71 08 21 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[39]
C000071348 [Member] | V Global Holdings LLC Term Loan 10 14 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[39]
C000071348 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[39]
C000071348 [Member] | Trinseo Materials Operating S C A Term Loan B 12 82 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[39]
C000071348 [Member] | Cengage Learning Inc Term Loan B 7 82 03 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[39]
C000071348 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[40]
C000071348 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[40]
C000071348 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[40]
C000071348 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[40]
C000071348 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[40]
C000071348 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[40]
C000071348 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[40]
C000071348 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[40]
C000071348 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[40]
C000071348 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[40]
C000071348 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[40]
C000071348 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[40]
C000071348 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[40]
C000071348 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[40]
C000071348 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[40]
C000032267 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[41]
C000032267 [Member] | Monitronics International Inc DIP Term Loan A 12 06 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[41]
C000032267 [Member] | Spin Holdco Inc Term Loan 8 58 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[41]
C000032267 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[41]
C000032267 [Member] | Crown Finance US Inc First Lien Term Loan 8 85 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[41]
C000032267 [Member] | First Student Bidco Inc Term Loan B 6 71 08 21 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[41]
C000032267 [Member] | V Global Holdings LLC Term Loan 10 14 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[41]
C000032267 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[41]
C000032267 [Member] | Trinseo Materials Operating S C A Term Loan B 12 82 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[41]
C000032267 [Member] | Cengage Learning Inc Term Loan B 7 82 03 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[41]
C000032267 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[42]
C000032267 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[42]
C000032267 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[42]
C000032267 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[42]
C000032267 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[42]
C000032267 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[42]
C000032267 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[42]
C000032267 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[42]
C000032267 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[42]
C000032267 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[42]
C000032267 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[42]
C000032267 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[42]
C000032267 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[42]
C000032267 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[42]
C000032267 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[42]
C000032264 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[43]
C000032264 [Member] | Monitronics International Inc DIP Term Loan A 12 06 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[43]
C000032264 [Member] | Spin Holdco Inc Term Loan 8 58 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[43]
C000032264 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[43]
C000032264 [Member] | Crown Finance US Inc First Lien Term Loan 8 85 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[43]
C000032264 [Member] | First Student Bidco Inc Term Loan B 6 71 08 21 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[43]
C000032264 [Member] | V Global Holdings LLC Term Loan 10 14 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[43]
C000032264 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[43]
C000032264 [Member] | Trinseo Materials Operating S C A Term Loan B 12 82 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[43]
C000032264 [Member] | Cengage Learning Inc Term Loan B 7 82 03 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[43]
C000032264 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[44]
C000032264 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[44]
C000032264 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[44]
C000032264 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[44]
C000032264 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[44]
C000032264 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[44]
C000032264 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[44]
C000032264 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[44]
C000032264 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[44]
C000032264 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[44]
C000032264 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[44]
C000032264 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[44]
C000032264 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[44]
C000032264 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[44]
C000032264 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[44]
C000032266 [Member] | My Alarm Center LLC Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[45]
C000032266 [Member] | Monitronics International Inc DIP Term Loan A 12 06 06 30 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%	[45]
C000032266 [Member] | Spin Holdco Inc Term Loan 8 58 03 04 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%	[45]
C000032266 [Member] | Proofpoint Inc Term Loan B 7 32 08 31 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[45]
C000032266 [Member] | Crown Finance US Inc First Lien Term Loan 8 85 12 02 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[45]
C000032266 [Member] | First Student Bidco Inc Term Loan B 6 71 08 21 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[45]
C000032266 [Member] | V Global Holdings LLC Term Loan 10 14 12 22 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[45]
C000032266 [Member] | Monitronics International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%	[45]
C000032266 [Member] | Trinseo Materials Operating S C A Term Loan B 12 82 05 03 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[45]
C000032266 [Member] | Cengage Learning Inc Term Loan B 7 82 03 22 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[45]
C000032266 [Member] | Non Rated [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[46]
C000032266 [Member] | Standard & Poor's, BBB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[46]
C000032266 [Member] | Standard & Poor's, BB+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[46]
C000032266 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%	[46]
C000032266 [Member] | Standard & Poor's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[46]
C000032266 [Member] | Standard & Poor's, BB- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[46]
C000032266 [Member] | Standard & Poor's, B+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%	[46]
C000032266 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[46]
C000032266 [Member] | Standard & Poor's, B- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[46]
C000032266 [Member] | Standard & Poor's, CCC+ Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[46]
C000032266 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[46]
C000032266 [Member] | Standard & Poor's, CCC- Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[46]
C000032266 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[46]
C000032266 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[46]
C000032266 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[46]
C000120778 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[47]
C000120778 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%	[47]
C000120778 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[47]
C000120778 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[47]
C000120778 [Member] | U S Treasury Notes 4 00 07 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[47]
C000120778 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[47]
C000120778 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[47]
C000120778 [Member] | U S Treasury Notes 3 88 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%	[47]
C000120778 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[47]
C000120778 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[47]
C000120778 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000120778 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000120778 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000120778 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000120778 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000039690 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[48]
C000039690 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[48]
C000039690 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[48]
C000039690 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[48]
C000039690 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[48]
C000039690 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[48]
C000039690 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[48]
C000039690 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[48]
C000039690 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[48]
C000039690 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[48]
C000039690 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000039690 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000039690 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000039690 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000039690 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039690 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000039690 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000039692 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[49]
C000039692 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[49]
C000039692 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[49]
C000039692 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[49]
C000039692 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[49]
C000039692 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[49]
C000039692 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[49]
C000039692 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[49]
C000039692 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[49]
C000039692 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[49]
C000039692 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000039692 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000039692 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000039692 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000039692 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039692 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000039692 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071349 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[50]
C000071349 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[50]
C000071349 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[50]
C000071349 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[50]
C000071349 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[50]
C000071349 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[50]
C000071349 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[50]
C000071349 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[50]
C000071349 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[50]
C000071349 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[50]
C000071349 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000071349 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000071349 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000071349 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071349 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071349 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000071349 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084424 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%	[51]
C000084424 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[51]
C000084424 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[51]
C000084424 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[51]
C000084424 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[51]
C000084424 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[51]
C000084424 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[51]
C000084424 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[51]
C000084424 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[51]
C000084424 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[51]
C000084424 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000084424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000084424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084424 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000084424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084424 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084424 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000084424 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000120779 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[52]
C000120779 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[52]
C000120779 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[52]
C000120779 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[52]
C000120779 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[52]
C000120779 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[52]
C000120779 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[52]
C000120779 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[52]
C000120779 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[52]
C000120779 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[52]
C000120779 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000120779 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000120779 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000120779 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000120779 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000120779 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000120779 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000120779 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000120779 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000120779 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120779 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120779 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000039693 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[53]
C000039693 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[53]
C000039693 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[53]
C000039693 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[53]
C000039693 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[53]
C000039693 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[53]
C000039693 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[53]
C000039693 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[53]
C000039693 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[53]
C000039693 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[53]
C000039693 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000039693 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000039693 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000039693 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000039693 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000039693 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000039693 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000120776 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.53%	[54]
C000120776 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[54]
C000120776 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[54]
C000120776 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%	[54]
C000120776 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[54]
C000120776 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%	[54]
C000120776 [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.79%	[54]
C000120776 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[54]
C000120776 [Member] | First Industrial Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.31%	[54]
C000120776 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[54]
C000120776 [Member] | Countries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000120776 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000120776 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000120776 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000120776 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120776 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000120776 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000084376 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[55]
C000084376 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[55]
C000084376 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[55]
C000084376 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[55]
C000084376 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[55]
C000084376 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[55]
C000084376 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[55]
C000084376 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[55]
C000084376 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[55]
C000084376 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[55]
C000084376 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084376 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000084376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000084376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000084376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000084376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000084376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000084376 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084378 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[56]
C000084378 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[56]
C000084378 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[56]
C000084378 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[56]
C000084378 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[56]
C000084378 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[56]
C000084378 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[56]
C000084378 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[56]
C000084378 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[56]
C000084378 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[56]
C000084378 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084378 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084378 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000084378 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084378 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000084378 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000084378 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000084378 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000084378 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084378 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084378 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000084378 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084381 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[57]
C000084381 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[57]
C000084381 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[57]
C000084381 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[57]
C000084381 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[57]
C000084381 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[57]
C000084381 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[57]
C000084381 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[57]
C000084381 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[57]
C000084381 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[57]
C000084381 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084381 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084381 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000084381 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084381 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000084381 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000084381 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000084381 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000084381 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084381 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084381 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000084381 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084379 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[58]
C000084379 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[58]
C000084379 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[58]
C000084379 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[58]
C000084379 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[58]
C000084379 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[58]
C000084379 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[58]
C000084379 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[58]
C000084379 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[58]
C000084379 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[58]
C000084379 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084379 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000084379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000084379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000084379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000084379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000084379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084379 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084379 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000084379 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000084380 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[59]
C000084380 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[59]
C000084380 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[59]
C000084380 [Member] | Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[59]
C000084380 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[59]
C000084380 [Member] | Walt Disney Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[59]
C000084380 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[59]
C000084380 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%	[59]
C000084380 [Member] | Charles Schwab Corp The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[59]
C000084380 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[59]
C000084380 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000084380 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000084380 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000084380 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000084380 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000084380 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000084380 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000084380 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000084380 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000084380 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000084380 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000084380 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000120781 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%	[60]
C000120781 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[60]
C000120781 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[60]
C000120781 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[60]
C000120781 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[60]
C000120781 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[60]
C000120781 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[60]
C000120781 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[60]
C000120781 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[60]
C000120781 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[60]
C000120781 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000120781 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000120781 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000120781 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000120781 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000120781 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000120781 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000120781 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000095845 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%	[61]
C000095845 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[61]
C000095845 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[61]
C000095845 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[61]
C000095845 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[61]
C000095845 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[61]
C000095845 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[61]
C000095845 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[61]
C000095845 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[61]
C000095845 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[61]
C000095845 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000095845 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000095845 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000095845 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000095845 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000095845 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000095845 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000095845 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000084426 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%	[62]
C000084426 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[62]
C000084426 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[62]
C000084426 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[62]
C000084426 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[62]
C000084426 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[62]
C000084426 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[62]
C000084426 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[62]
C000084426 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[62]
C000084426 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[62]
C000084426 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000084426 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000084426 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084426 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000084426 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084426 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084426 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000084426 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000095844 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%	[63]
C000095844 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[63]
C000095844 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[63]
C000095844 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[63]
C000095844 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[63]
C000095844 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[63]
C000095844 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[63]
C000095844 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[63]
C000095844 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[63]
C000095844 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[63]
C000095844 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000095844 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000095844 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000095844 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000095844 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000095844 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000095844 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000095844 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076854 [Member] | U S Treasury Notes 3 88 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[64]
C000076854 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[64]
C000076854 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[64]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[64]
C000076854 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[64]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[64]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 4 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[64]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[64]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 2 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[64]
C000076854 [Member] | Uniform Mortgage Backed Securities TBA 2 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[64]
C000076854 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
C000076854 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000076854 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000076854 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000076854 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000076854 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000076856 [Member] | U S Treasury Notes 3 88 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[65]
C000076856 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[65]
C000076856 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[65]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[65]
C000076856 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[65]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[65]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 4 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[65]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[65]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 2 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[65]
C000076856 [Member] | Uniform Mortgage Backed Securities TBA 2 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[65]
C000076856 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
C000076856 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000076856 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000076856 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000076856 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000076856 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000076857 [Member] | U S Treasury Notes 3 88 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[66]
C000076857 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[66]
C000076857 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[66]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[66]
C000076857 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[66]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[66]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 4 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[66]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[66]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 2 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[66]
C000076857 [Member] | Uniform Mortgage Backed Securities TBA 2 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[66]
C000076857 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
C000076857 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000076857 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000076857 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000076857 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000076857 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000076858 [Member] | U S Treasury Notes 3 88 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[67]
C000076858 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[67]
C000076858 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[67]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[67]
C000076858 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[67]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[67]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 4 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[67]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[67]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 2 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[67]
C000076858 [Member] | Uniform Mortgage Backed Securities TBA 2 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[67]
C000076858 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
C000076858 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000076858 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000076858 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000076858 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000076858 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000076859 [Member] | U S Treasury Notes 3 88 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[68]
C000076859 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[68]
C000076859 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[68]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[68]
C000076859 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[68]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[68]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 4 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[68]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[68]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 2 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[68]
C000076859 [Member] | Uniform Mortgage Backed Securities TBA 2 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[68]
C000076859 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
C000076859 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000076859 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000076859 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000076859 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000076859 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000209173 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%	[69]
C000209173 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%	[69]
C000209173 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[69]
C000209173 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%	[69]
C000209173 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[69]
C000209173 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[69]
C000209173 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%	[69]
C000209173 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[69]
C000209173 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[69]
C000209173 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[69]
C000209173 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209173 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209173 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209173 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209173 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209173 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209173 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000209173 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209172 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%	[70]
C000209172 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%	[70]
C000209172 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[70]
C000209172 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%	[70]
C000209172 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[70]
C000209172 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[70]
C000209172 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%	[70]
C000209172 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[70]
C000209172 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[70]
C000209172 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[70]
C000209172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209172 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209172 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000209172 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209169 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%	[71]
C000209169 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%	[71]
C000209169 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[71]
C000209169 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%	[71]
C000209169 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[71]
C000209169 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[71]
C000209169 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%	[71]
C000209169 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[71]
C000209169 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[71]
C000209169 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[71]
C000209169 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209169 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209169 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209169 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209169 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209169 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209169 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000209169 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209174 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%	[72]
C000209174 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%	[72]
C000209174 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[72]
C000209174 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%	[72]
C000209174 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[72]
C000209174 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[72]
C000209174 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%	[72]
C000209174 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[72]
C000209174 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[72]
C000209174 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[72]
C000209174 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209174 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209174 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209174 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209174 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209174 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209174 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000209174 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209170 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%	[73]
C000209170 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%	[73]
C000209170 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[73]
C000209170 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%	[73]
C000209170 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[73]
C000209170 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[73]
C000209170 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%	[73]
C000209170 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[73]
C000209170 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[73]
C000209170 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[73]
C000209170 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209170 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209170 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209170 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209170 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209170 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209170 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000209170 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000209171 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%	[74]
C000209171 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.03%	[74]
C000209171 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%	[74]
C000209171 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%	[74]
C000209171 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[74]
C000209171 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%	[74]
C000209171 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%	[74]
C000209171 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%	[74]
C000209171 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[74]
C000209171 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[74]
C000209171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209171 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000209171 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000209171 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000209171 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000209171 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000209171 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000209171 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000160735 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000160735 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000160735 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000160735 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000160735 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000160735 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160735 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000160735 [Member] | Tarrant County Cultural Education Facilities Finance Corp Methodist Hospitals of Dallas Series 2008 A VRD RB 2 20 10 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000160735 [Member] | New Mexico State of Hospital Equipment Loan Council Presbyterian Healthcare Series 2008 VRD RB 2 45 08 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000160735 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000160735 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160735 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000160735 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160735 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000188892 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000188892 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000188892 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000188892 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000188892 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000188892 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000188892 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000188892 [Member] | Tarrant County Cultural Education Facilities Finance Corp Methodist Hospitals of Dallas Series 2008 A VRD RB 2 20 10 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000188892 [Member] | New Mexico State of Hospital Equipment Loan Council Presbyterian Healthcare Series 2008 VRD RB 2 45 08 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000188892 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000188892 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000188892 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000188892 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000188892 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160736 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000160736 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000160736 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000160736 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000160736 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000160736 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160736 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000160736 [Member] | Tarrant County Cultural Education Facilities Finance Corp Methodist Hospitals of Dallas Series 2008 A VRD RB 2 20 10 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000160736 [Member] | New Mexico State of Hospital Equipment Loan Council Presbyterian Healthcare Series 2008 VRD RB 2 45 08 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000160736 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000160736 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160736 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000160736 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160736 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160737 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000160737 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000160737 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000160737 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000160737 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000160737 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160737 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000160737 [Member] | Tarrant County Cultural Education Facilities Finance Corp Methodist Hospitals of Dallas Series 2008 A VRD RB 2 20 10 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000160737 [Member] | New Mexico State of Hospital Equipment Loan Council Presbyterian Healthcare Series 2008 VRD RB 2 45 08 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000160737 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000160737 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160737 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000160737 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160737 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000160738 [Member] | Main Street Natural Gas Inc Series 2022 C RB 4 00 11 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000160738 [Member] | PEFA Inc Series 2019 RB 5 00 09 01 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000160738 [Member] | Puerto Rico Commonwealth of Series 2021 A 1 GO Bonds 5 63 07 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000160738 [Member] | Tarrant County Cultural Education Facilities Finance Corp Cook Children s Medical Center Series 2025 RB 5 25 12 01 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000160738 [Member] | California State of Community Choice Financing Authority Clean Energy Green Bonds Series 2022 A 1 RB 4 00 08 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000160738 [Member] | Illinois State of Development Finance Authority CITGO Petroleum Corp Series 2002 RB 8 00 06 01 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000160738 [Member] | District of Columbia Tobacco Settlement Financing Corp Series 2001 RB 6 75 05 15 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000160738 [Member] | Tarrant County Cultural Education Facilities Finance Corp Methodist Hospitals of Dallas Series 2008 A VRD RB 2 20 10 01 2041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000160738 [Member] | New Mexico State of Hospital Equipment Loan Council Presbyterian Healthcare Series 2008 VRD RB 2 45 08 01 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%
C000160738 [Member] | Broward County of FL Series 2015 A RB 5 00 10 01 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000160738 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000160738 [Member] | Revenue Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	91.00%
C000160738 [Member] | General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160738 [Member] | Pre Refunded Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000120777 [Member] | U S Treasury Notes 3 88 07 31 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%	[75]
C000120777 [Member] | U S Treasury Notes 3 88 07 31 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%	[75]
C000120777 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.15%	[75]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 5 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%	[75]
C000120777 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[75]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 3 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[75]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 4 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%	[75]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 3 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[75]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 2 00 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%	[75]
C000120777 [Member] | Uniform Mortgage Backed Securities TBA 2 50 09 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%	[75]
C000120777 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
C000120777 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000120777 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000120777 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000120777 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
C000120777 [Member] | U S Government Sponsored Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%
C000084406 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[76]
C000084406 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[76]
C000084406 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[76]
C000084406 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[76]
C000084406 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[76]
C000084406 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[76]
C000084406 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[76]
C000084406 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[76]
C000084406 [Member] | Wynn Resorts Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[76]
C000084406 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[76]
C000084406 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084406 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084406 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000084406 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000084406 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084406 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000084406 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000084406 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084406 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000084406 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084406 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084406 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000084404 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[77]
C000084404 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[77]
C000084404 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[77]
C000084404 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[77]
C000084404 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[77]
C000084404 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[77]
C000084404 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[77]
C000084404 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[77]
C000084404 [Member] | Wynn Resorts Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[77]
C000084404 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[77]
C000084404 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084404 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084404 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000084404 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000084404 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084404 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000084404 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000084404 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084404 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000084404 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084404 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084404 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000084407 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[78]
C000084407 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[78]
C000084407 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[78]
C000084407 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[78]
C000084407 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[78]
C000084407 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[78]
C000084407 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[78]
C000084407 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[78]
C000084407 [Member] | Wynn Resorts Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[78]
C000084407 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[78]
C000084407 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084407 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084407 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000084407 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000084407 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084407 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000084407 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000084407 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084407 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000084407 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084407 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084407 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000120780 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[79]
C000120780 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[79]
C000120780 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[79]
C000120780 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[79]
C000120780 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[79]
C000120780 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[79]
C000120780 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[79]
C000120780 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[79]
C000120780 [Member] | Wynn Resorts Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[79]
C000120780 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[79]
C000120780 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000120780 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000120780 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000120780 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000120780 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000120780 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000120780 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000120780 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000120780 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000120780 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000120780 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000120780 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000084405 [Member] | Generac Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[80]
C000084405 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[80]
C000084405 [Member] | Las Vegas Sands Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[80]
C000084405 [Member] | C H Robinson Worldwide Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[80]
C000084405 [Member] | Teradyne Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[80]
C000084405 [Member] | Royal Caribbean Cruises Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[80]
C000084405 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[80]
C000084405 [Member] | Invesco Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[80]
C000084405 [Member] | Wynn Resorts Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[80]
C000084405 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.27%	[80]
C000084405 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000084405 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000084405 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000084405 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000084405 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000084405 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000084405 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000084405 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084405 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000084405 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000084405 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000084405 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000222272 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%	[81]
C000222272 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%	[81]
C000222272 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%	[81]
C000222272 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[81]
C000222272 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[81]
C000222272 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[81]
C000222272 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[81]
C000222272 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[81]
C000222272 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.54%	[81]
C000222272 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%	[81]
C000222272 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000222272 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000222272 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000222272 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000222272 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000222272 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000222272 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000222272 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000084427 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%	[82]
C000084427 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%	[82]
C000084427 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%	[82]
C000084427 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.42%	[82]
C000084427 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[82]
C000084427 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%	[82]
C000084427 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%	[82]
C000084427 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[82]
C000084427 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%	[82]
C000084427 [Member] | Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[82]
C000084427 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000084427 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000084427 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000084427 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000084427 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000084427 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000084427 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000084427 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[18]	Excluding money market fund holdings, if any.
[19]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[20]	Excluding money market fund holdings, if any.
[21]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[22]	Excluding money market fund holdings, if any.
[23]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[24]	Excluding money market fund holdings, if any.
[25]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[26]	Excluding money market fund holdings, if any.
[27]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[28]	Excluding money market fund holdings, if any.
[29]	Excluding money market fund holdings, if any.
[30]	Excluding money market fund holdings, if any.
[31]	Excluding money market fund holdings, if any.
[32]	Excluding money market fund holdings, if any.
[33]	Excluding money market fund holdings, if any.
[34]	Excluding money market fund holdings, if any.
[35]	Excluding money market fund holdings, if any.
[36]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[37]	Excluding money market fund holdings, if any.
[38]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[39]	Excluding money market fund holdings, if any.
[40]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[41]	Excluding money market fund holdings, if any.
[42]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[43]	Excluding money market fund holdings, if any.
[44]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[45]	Excluding money market fund holdings, if any.
[46]	Source: S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on S&P Global Ratings’ rating methodology, please visit spglobal.com and select “Understanding Credit Ratings” under About Ratings on the homepage.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.
[60]	Excluding money market fund holdings, if any.
[61]	Excluding money market fund holdings, if any.
[62]	Excluding money market fund holdings, if any.
[63]	Excluding money market fund holdings, if any.
[64]	Excluding money market fund holdings, if any.
[65]	Excluding money market fund holdings, if any.
[66]	Excluding money market fund holdings, if any.
[67]	Excluding money market fund holdings, if any.
[68]	Excluding money market fund holdings, if any.
[69]	Excluding money market fund holdings, if any.
[70]	Excluding money market fund holdings, if any.
[71]	Excluding money market fund holdings, if any.
[72]	Excluding money market fund holdings, if any.
[73]	Excluding money market fund holdings, if any.
[74]	Excluding money market fund holdings, if any.
[75]	Excluding money market fund holdings, if any.
[76]	Excluding money market fund holdings, if any.
[77]	Excluding money market fund holdings, if any.
[78]	Excluding money market fund holdings, if any.
[79]	Excluding money market fund holdings, if any.
[80]	Excluding money market fund holdings, if any.
[81]	Excluding money market fund holdings, if any.
[82]	Excluding money market fund holdings, if any.